Etho Climate Leadership U.S. ETF
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.1%
Singapore - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Maxeon Solar Technologies Ltd. - ADR (a)(b)	6,854	$194,448

United States - 98.9%
Automobiles - 1.6%
Tesla, Inc. (a)(b)	2,655	1,873,554
Banks - 4.2%
Bank of Hawaii Corp.	5,066	388,157
Comerica, Inc.	9,597	536,088
Commerce Bancshares, Inc. (a)	5,816	382,078
Cullen/Frost Bankers, Inc.	5,014	437,371
First Republic Bank	3,387	497,652
M&T Bank Corp.	2,854	363,314
Popular, Inc. - ADR	8,017	451,517
South State Corp.	4,762	344,293
SVB Financial Group (b)	1,836	712,057
Truist Financial Corp.	9,525	456,533
Zions Bancorp NA	10,857	471,628
Total Banks		5,040,688
Biotechnology - 1.4%
Agios Pharmaceuticals, Inc. (a)(b)	7,837	339,577
Alnylam Pharmaceuticals, Inc. (b)	2,551	331,553
Ionis Pharmaceuticals, Inc. (a)(b)	6,037	341,332
Seagen, Inc. (b)	2,407	421,562
Vertex Pharmaceuticals, Inc. (b)	1,164	275,100
Total Biotechnology		1,709,124
Building Products - 1.9%
Advanced Drainage Systems, Inc.	9,458	790,500
Apogee Enterprises, Inc. (a)	13,528	428,567
Armstrong World Industries, Inc.	3,503	260,588
Lennox International, Inc. (a)	1,533	419,996
Simpson Manufacturing Co., Inc.	4,491	419,684
Total Building Products		2,319,335
Capital Markets - 6.0%
Ares Management Corp. - Class A	9,056	426,085
Cboe Global Markets, Inc.	3,121	290,628
Charles Schwab Corp.	8,299	440,179
CME Group, Inc.	1,609	292,918
Eaton Vance Corp.	8,746	594,115
FactSet Research Systems, Inc. (a)	1,065	354,113
Federated Hermes, Inc.	14,723	425,347
Intercontinental Exchange, Inc.	3,448	397,520
KKR & Co, Inc.	11,892	481,507
MarketAxess Holdings, Inc.	834	475,847
Morningstar, Inc.	2,394	554,379
MSCI, Inc.	962	429,562
Nasdaq, Inc.	2,936	389,725
Northern Trust Corp.	3,704	344,991
S&P Global, Inc.	1,135	373,109
SEI Investments Co.	6,023	346,142
T. Rowe Price Group, Inc.	2,860	432,975
Total Capital Markets		7,049,142
Chemicals - 1.2%
Air Products and Chemicals, Inc.	1,398	381,962
Albemarle Corp.	4,944	729,339
Ecolab, Inc. (a)	1,784	385,986
Total Chemicals		1,497,287
Commercial Services & Supplies - 2.2%
Brink's Co.	5,371	386,712
Cintas Corp.	1,602	566,242
Clean Harbors, Inc. (b)	5,415	412,082
Rollins, Inc. (a)	11,555	451,454
Stericycle, Inc. (b)	5,723	396,776
Waste Management, Inc.	3,093	364,757
Total Commercial Services & Supplies		2,578,023
Communications Equipment - 1.9%
Arista Networks, Inc. (b)	1,370	398,081
Ciena Corp. (b)	6,984	369,104
Cisco Systems, Inc.	7,113	318,307
F5 Networks, Inc. (b)	2,603	457,972
Motorola Solutions, Inc.	2,096	356,446
Viavi Solutions, Inc. (b)	24,805	371,455
Total Communications Equipment		2,271,365
Construction & Engineering - 0.6%
EMCOR Group, Inc.	4,538	415,046
Northwest Pipe Co. (b)	12,494	353,580
Total Construction & Engineering		768,626
Consumer Finance - 0.9%
American Express Co.	3,256	393,683
PROG Holdings, Inc.	12,213	657,914
Total Consumer Finance		1,051,597
Containers & Packaging - 0.7%
AptarGroup, Inc.	2,804	383,840
Avery Dennison Corp.	2,735	424,225
Total Containers & Packaging		808,065
Distributors - 0.3%
Genuine Parts Co.	4,154	417,186
Diversified Consumer Services - 1.1%
Graham Holdings Co. - Class B	819	436,838
H&R Block, Inc.	20,767	329,365
Service Corp International	7,132	350,181
Strategic Education, Inc.	1,993	189,993
Total Diversified Consumer Services		1,306,377
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (b)	8,301	367,485
Voya Financial, Inc.	7,173	421,844
Total Diversified Financial Services		789,329
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc. (a)	31,416	306,306
Cincinnati Bell, Inc. (b)	18,994	290,228
Verizon Communications, Inc.	5,251	308,497
Total Diversified Telecommunication Services		905,031
Electrical Equipment - 1.8%
AMETEK, Inc.	4,052	490,049
Emerson Electric Co.	5,873	472,013
Generac Holdings, Inc. (a)(b)	2,983	678,364
Rockwell Automation, Inc.	1,849	463,748
Total Electrical Equipment		2,104,174
Electronic Equipment, Instruments & Components - 4.6%
Amphenol Corp. - Class A	3,972	519,418
Badger Meter, Inc. (a)	5,195	488,642
CDW Corp.	2,987	393,657
Dolby Laboratories, Inc. - Class A	5,143	499,540
IPG Photonics Corp. (b)	2,521	564,175
Itron, Inc. (a)(b)	4,977	477,294
Keysight Technologies, Inc. (b)	3,319	438,407
Littelfuse, Inc.	2,087	531,475
National Instruments Corp.	8,445	371,073
Trimble, Inc. (b)	8,736	583,302
Vontier Corp. (b)	2,013	67,234
Zebra Technologies Corp. - Class A (b)	1,511	580,723
Total Electronic Equipment, Instruments & Components		5,514,940
Entertainment - 1.9%
Activision Blizzard, Inc.	4,695	435,931
Electronic Arts, Inc.	2,773	398,203
Netflix, Inc. (b)	738	399,059
Take-Two Interactive Software, Inc. (b)	2,344	487,060
Walt Disney Co. (b)	2,874	520,710
Total Entertainment		2,240,963
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	2,098	374,745
PriceSmart, Inc.	5,289	481,775
Total Food & Staples Retailing		856,520
Food Products - 1.5%
Beyond Meat, Inc. - (a)(b)	4,171	521,375
Hain Celestial Group, Inc. (b)	10,703	429,725
Lamb Weston Holdings, Inc.	4,881	384,330
McCormick & Co., Inc. (a)	3,960	378,576
Total Food Products		1,714,006
Health Care Equipment & Supplies - 6.2%
ABIOMED, Inc. (b)	1,913	620,195
Align Technology, Inc. (b)	1,596	852,870
Becton Dickinson & Co.	1,208	302,266
Boston Scientific Corp. (b)	8,520	306,294
Cooper Cos.	1,007	365,863
Danaher Corporation	2,007	445,835
DexCom, Inc. (b)	1,028	380,072
Edwards Lifesciences Corp. (b)	4,421	403,328
GenMark Diagnostics, Inc. (b)	67,491	985,368
IDEXX Laboratories, Inc. (b)	1,173	586,348
Intuitive Surgical, Inc. (b)	559	457,318
ResMed, Inc.	1,891	401,951
Stryker Corp.	1,673	409,952
Teleflex, Inc.	950	390,992
Varian Medical Systems, Inc. (b)	2,708	473,927
Total Health Care Equipment & Supplies		7,382,579
Health Care Providers & Services - 2.6%
AMN Healthcare Services, Inc. (b)	4,806	328,010
Anthem, Inc.	1,272	408,426
Centene Corp. (b)	4,681	281,000
Cigna Corp.	1,565	325,802
Humana, Inc.	883	362,268
Laboratory Corp. of America Holdings (b)	2,196	446,996
RadNet, Inc. (b)	26,454	517,705
UnitedHealth Group, Inc.	1,114	390,658
Total Health Care Providers & Services		3,060,865
Health Care Technology - 0.6%
Cerner Corp.	4,421	346,960
Teladoc Health, Inc. (a)(b)	1,790	357,928
Total Health Care Technology		704,888
Household Durables - 0.4%
Newell Brands, Inc.	21,174	449,524
Household Products - 0.3%
Church & Dwight Co., Inc.	4,340	378,578
Independent Power and Renewable Electricity Producers - 0.3%
Ormat Technologies, Inc. (a)	4,112	371,231
Insurance - 4.1%
Aflac, Inc.	8,165	363,098
American Financial Group Inc/OH	4,005	350,918
Arthur J Gallagher & Co.	3,422	423,336
Brown & Brown, Inc.	7,851	372,216
Cincinnati Financial Corp. (a)	3,708	323,968
Erie Indemnity Co. - Class A (a)	1,878	461,236
Fidelity National Financial, Inc. (a)	11,512	450,004
Globe Life, Inc.	3,871	367,590
Hanover Insurance Group, Inc.	3,080	360,114
Hartford Financial Services Group, Inc.	7,935	388,656
Markel Corp. (b)	296	305,857
Marsh & McLennan Cos., Inc.	3,222	376,974
W R Berkley Corp.	5,335	354,351
Total Insurance		4,898,318
Interactive Media & Services - 1.0%
Alphabet, Inc. - Class A (b)	238	417,128
IAC/InterActiveCorp (b)	1,548	293,114
Match Group, Inc. (a)(b)	3,344	505,579
Total Interactive Media & Services		1,215,821
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (b)	142	462,484
Booking Holdings, Inc. (b)	204	454,363
eBay, Inc.	9,274	466,019
Total Internet & Direct Marketing Retail		1,382,866
IT Services - 4.5%
Akamai Technologies, Inc. (a)(b)	3,037	318,855
Automatic Data Processing, Inc.	2,041	359,624
Broadridge Financial Solutions, Inc.	2,940	450,408
Fidelity National Information Services, Inc.	2,432	344,031
Fiserv, Inc. (b)	2,927	333,268
FleetCor Technologies, Inc. (b)	1,490	406,517
Global Payments, Inc.	1,925	414,684
Jack Henry & Associates, Inc.	1,790	289,962
MasterCard, Inc. - Class A	1,149	410,124
Paychex, Inc.	4,656	433,846
PayPal Holdings, Inc. (b)	2,902	679,648
Switch, Inc. - Class A	16,449	269,270
VeriSign, Inc. (b)	1,543	333,905
Visa, Inc. - Class A (a)	1,726	377,528
Total IT Services		5,421,670
Leisure Products - 0.3%
Hasbro, Inc.	3,907	365,461
Life Sciences Tools & Services - 0.7%
Bio-Techne Corp.	1,465	465,211
Illumina, Inc. (b)	1,015	375,550
Total Life Sciences Tools & Services		840,761
Machinery - 6.0%
Deere & Co.	2,016	542,405
Donaldson Co., Inc.	7,219	403,398
Dover Corporation	3,320	419,150
Energy Recovery, Inc. (a)(b)	37,373	509,768
Flowserve Corp.	11,693	430,887
Fortive Corp.	5,042	357,074
Hillenbrand, Inc.	14,634	582,432
Lincoln Electric Holdings, Inc.	4,284	498,015
Lindsay Corporation	3,041	390,647
Mueller Water Products, Inc. - Class A	34,860	431,567
Stanley Black & Decker, Inc.	2,791	498,361
Tennant Co.	4,806	337,237
Toro Co.	4,283	406,200
Trinity Industries, Inc. (a)	17,551	463,171
Watts Water Technologies, Inc. - Class A (a)	3,291	400,515
Xylem, Inc.	4,281	435,763
Total Machinery		7,106,590
Media - 2.2%
Charter Communications, Inc. - Class A (b)	637	421,407
Discovery, Inc. - Class A (a)(b)	14,300	430,287
Interpublic Group of Cos., Inc.	17,350	408,072
New York Times Co. - Class A	9,062	469,141
Omnicom Group, Inc. (a)	5,103	318,274
Sirius XM Holdings, Inc. (a)	56,379	359,134
TEGNA, Inc.	25,706	358,599
Total Media		2,764,914
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	5,013	310,956
Eli Lilly and Co.	2,008	339,031
Merck & Co, Inc.	3,630	296,934
Nektar Therapeutics (a)(b)	15,578	264,826
Pfizer, Inc.	8,633	317,781
Viatris, Inc. (b)	1,069	20,033
Zoetis, Inc.	2,365	391,407
Total Pharmaceuticals		1,940,968
Professional Services - 1.5%
CoreLogic, Inc.	9,129	705,853
CoStar Group, Inc. (b)	471	435,336
FTI Consulting, Inc. (b)	2,319	259,079
Verisk Analytics, Inc.	1,996	414,350
Total Professional Services		1,814,618
Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	2,084	371,411
Duke Realty Corp.	8,629	344,901
Extra Space Storage, Inc.	2,919	338,195
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	14,031	889,986
Mid-America Apartment Communities, Inc.	2,796	354,225
Prologis, Inc.	3,474	346,219
Public Storage	1,409	325,380
Regency Centers Corp.	7,753	353,459
SBA Communications Corp.	1,027	289,748
Total Real Estate Investment Trusts (REITs)		3,613,524
Road & Rail - 0.4%
Lyft, Inc. - Class A (a)(b)	10,356	508,790
Semiconductors & Semiconductor Equipment - 11.6%
Advanced Micro Devices, Inc. (b)	6,110	560,348
Analog Devices, Inc. (a)	3,113	459,883
Applied Materials, Inc.	6,085	525,136
Broadcom, Inc.	1,180	516,663
Cree, Inc. (a)(b)	7,841	830,361
First Solar, Inc. (b)	7,710	762,673
Intel Corp.	5,155	256,822
KLA Corp. (a)	1,940	502,285
Lam Research Corp.	1,158	546,889
Maxim Integrated Products, Inc.	5,750	509,738
Microchip Technology, Inc.	4,111	567,770
Micron Technology, Inc. (b)	6,607	496,714
NVIDIA Corp.	1,053	549,877
ON Semiconductor Corp. (b)	22,350	731,516
Power Integrations, Inc.	6,304	516,045
Qorvo, Inc. (b)	3,446	572,966
Qualcomm, Inc.	4,280	652,015
Rambus, Inc. (b)	25,049	437,356
Skyworks Solutions, Inc.	3,118	476,680
SunPower Corp. (a)(b)	54,844	1,406,199
Teradyne, Inc.	5,138	615,995
Texas Instruments, Inc.	2,809	461,041
Universal Display Corp.	2,107	484,189
Xilinx, Inc.	3,576	506,970
Total Semiconductors & Semiconductor Equipment		13,946,131
Software - 6.1%
Adobe Systems, Inc. (b)	872	436,105
Ansys, Inc. (b)	1,193	434,013
Autodesk, Inc. (b)	1,778	542,895
Cadence Design System, Inc. (b)	4,208	574,097
Intuit, Inc.	1,208	458,859
Microsoft Corp.	1,765	392,571
Palo Alto Networks, Inc. (a)(b)	1,693	601,675
salesforce.com, Inc. (b)	1,927	428,815
ServiceNow, Inc. (b)	968	532,816
Slack Technologies, Inc. - Class A (b)	10,359	437,564
Splunk, Inc. (b)	2,198	373,418
Synopsys, Inc. (b)	2,154	558,403
VMware, Inc. - Class A (a)(b)	2,296	322,037
Workday, Inc. - Class A (b)	2,133	511,088
Zoom Video Communications, Inc. - Class A (a)(b)	1,902	641,584
Total Software		7,245,940
Specialty Retail - 2.0%
Aaron's Co., Inc. (b)	6,105	115,751
Advance Auto Parts, Inc.	2,982	469,695
Lowe's Cos., Inc.	3,252	521,978
O'Reilly Automotive, Inc. (b)	921	416,817
The Home Depot, Inc.	1,494	396,836
Tractor Supply Co.	3,295	463,211
Total Specialty Retail		2,384,288
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	4,460	591,797
NCR Corp. (b)	16,277	611,527
NetApp, Inc.	6,720	445,133
Total Technology Hardware, Storage & Peripherals		1,648,457
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	35,775	521,599
VF Corp.	5,350	456,944
Total Textiles, Apparel & Luxury Goods		978,543
Thrifts & Mortgage Finance - 0.2%
Washington Federal, Inc.	11,197	288,211
Trading Companies & Distributors - 2.4%
Fastenal Co.	8,974	438,200
GATX Corp. (a)	4,469	371,731
MSC Industrial Direct Co., Inc. - Class A	5,326	449,461
United Rentals, Inc. (b)	2,702	626,621
WESCO International, Inc. (b)	12,168	955,189
Total Trading Companies & Distributors		2,841,202
Water Utilities - 1.1%
American States Water Co.	3,408	270,970
American Water Works Co., Inc.	2,329	357,433
California Water Service Group	5,543	299,488
Middlesex Water Co.	4,639	336,188
Total Water Utilities		1,264,079
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (b)	3,317	447,297
Total United States		118,081,446
TOTAL COMMON STOCKS (Cost $81,656,266)		118,275,894

INVESTMENT COMPANIES - 0.4%
Closed-End Funds - 0.4%
Oaktree Specialty Lending Corp.	89,877	500,615
TOTAL INVESTMENT COMPANIES (Cost $435,245)		500,615

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 15.5%
ETFMG Sit Ultra Short ETF (d)	50,000	2,488,250
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (c)	16,025,740	16,025,740
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $18,538,595)		18,513,990

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.01% (c)	508,815	508,815
TOTAL SHORT-TERM INVESTMENTS (Cost $508,815)		508,815

Total Investments (Cost $101,138,921) - 115.4%		137,799,314
Liabilities in Excess of Other Assets - (15.4)%		(18,373,227)
TOTAL NET ASSETS - 100.0%		$119,426,087

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	All or a portion of this security is out on loan as of December 31, 2020.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2020.
(d)
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2020 is set forth below:

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at December 31, 2020	Dividends	Shares Held At December 31, 2020
ETFMG Sit Ultra Short ETF	$2,489,250	$-	$-	$-	$(1,000)	$2,488,250	$-	50,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of December 31, 2020, AIEQ held one fair valued security. As of December 31, 2020, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$118,275,894	$-	$-	$118,275,894
Closed-End Funds	500,615	-	-	500,615
Short Term Investments	508,815	-	-	508,815
ETFMG Sit Ultra Short ETF**	2,488,250	-	-	2,488,250
Investments Purchased with Securities Lending Collateral*	-	-	-	16,025,740
Total Investments in Securities	$121,773,574	$-	$-	$137,799,314

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.